UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
November 30, 2017 (Unaudited)

COMMON STOCKS (4.1%)	Shares		Value

Biotechnology
Editas Medicine, Inc. (a)	41,324		$1,193,024
Intellia Therapeutics, Inc. (a)	3,542		79,766
Sorrento Therapeutics, Inc. (a)	123,597		278,093
Total Biotechnology			1,550,883

Health Care Technology
NantHealth, Inc. (a)	113,205		365,652
UroGen Pharma Ltd. (a)	125,000		5,046,250
Total Health Care Technology			5,411,902

TOTAL COMMON STOCKS (Cost $4,831,062)			$6,962,785

EXCHANGE TRADED FUNDS (6.3%)
CurrencyShares Japanese Yen Trust (a)	31,245		2,652,076
iShares JP Morgan Emerging Markets Bond ETF	70,000		8,084,300
TOTAL EXCHANGE TRADED FUNDS (Cost $10,779,364)			$10,736,376

OPTIONS PURCHASED (1.5%) (a)
	Contracts	Notional ($)
Call Options Purchased (0.8%)
iShares MSCI EAFE ETF, Expires December 15, 2017 at $72.00	13,500	94,648,500	33,750
S&P 500 Index, Expires December 22, 2017 at $2,700.00	1,700	450,088,600	773,500
SPX Volatility Index, Expires December 20, 2017 at $16.00	10,000	11,280,000	300,000
SPX Volatility Index, Expires December 20, 2017 at $17.00	10,000	11,280,000	250,000
Total Call Options Purchased (Premiums paid $1,715,400)			1,357,250

Put Options Purchased (0.4%)
PowerShares DB US Dollar Bullish ETF, Expires December 15, 2017 at $24.50	4,000	9,676,000	128,000
S&P 500 Index, Expires December 8, 2017 at $2,520.00	900	238,282,200	67,500
SPX Volatility Index, Expires December 20, 2017 at $11.50	4,800	5,414,400	420,000
Total Put Options Purchased (Premiums paid $1,625,064)			615,500

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

	Counterparty	Notional / Vega Notional	Value
Over the Counter Options Purchased (0.3%) ^
Dispersion Basket, 15% Volatility Strike, Expires June 15, 2018 (b)	MS	35,000,000 EUR	$110,521
Dispersion Basket, 20% Volatility Strike, Expires June 15, 2018 (b)	CITI	20,000,000 USD	486,340
SX5E EUR/USD EUR/GBP Worst of Put, Expires December 15, 2017 (c)	CITI	20,000,000 EUR	-
Total Over the Counter Options Purchased (Premiums paid $994,385)			596,861

Currency Options (0.0%)
USD Call / TWD Put, Expires January 31, 2018 at 31.32 TWD	MS	30,000,000 USD	3,150
USD Call / TWD Put, Expires February 5, 2018 at 31.00 TWD	MS	10,000,000 USD	3,460
Total Currency Options (Premiums paid $1,074,200)			6,610

TOTAL OPTIONS PURCHASED (Premiums paid $5,409,049)			$2,576,221

	Shares
SHORT-TERM INVESTMENTS (32.2%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 0.97% (d)	40,541,419		40,541,419
STIT Liquid Assets Portfolio - Institutional Class, 0.98% (d) (e)	14,021,487		14,021,487
TOTAL SHORT-TERM INVESTMENT (Cost $54,562,906)			$54,562,906

TOTAL INVESTMENTS (44.1%) (Cost $75,582,381)			$74,838,288

OTHER ASSETS IN EXCESS OF LIABILITIES (55.9%)			94,778,672
TOTAL NET ASSETS (100.0%)			$169,616,960

Counterparty abbreviations:

CITI − Citigroup
MS − Morgan Stanley

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs.

(a) Non-income producing security.

(b) Terms and underlying basket components are listed on the following page.

(c)  The final payout will equal the minimum value of the following three components multiplied by the notional amount as of December 15, 2017. If each of the returns is negative, the option will expire worthless.

            1. Euro Stoxx 50 Index - Percentage decrease in value from strike of 3,382 over a basis value of 2,984.36.
            2. EUR/USD exchange rate - Percentage decrease in rate from strike of 0.8360.
            3. EUR/GBP exchange rate - Percentage decrease in rate from strike of 1.0702.

(d) Rate quoted is seven-day yield at period end.

(e) Position held in the Subsidiary.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Morgan Stanley Dispersion Basket, 15% Volatility Strike, Expires June 15, 2018
Purchased July 5, 2017
Notional: 35,000,000 EUR
Initial Price Level
Security	at July 5, 2017

Barclays plc	204.20
Credit Suisse Group AG-REG	14.46
HSBC Holdings plc	727.00
ING Groep NV	15.43
Intesa Sanpaolo	2.84
Lloyds Banking Group plc	65.69
Muenchener Rueckver AG-REG	180.25
Standard Chartered plc	789.70
Swiss Life Holding AG-REG	335.30
Unicredit SPA	17.00

Citigroup Dispersion Basket, 20% Volatility Strike, Expires June 15, 2018
Purchased June 21, 2017
Notional: $20,000,000
Initial Price Level
Security	at June 21, 2017

Amazon.com, Inc.	1,002.23
Amgen, Inc.	171.35
Apple Inc.	145.87
Bank of America Corp	23.13
BlackRock, Inc.	420.74
Boeing Co.	199.17
ConocoPhillips	44.95
Gap Inc.	21.90
Gilead Sciences, Inc.	67.50
Halliburton Company	42.23
McDonald's Corp	153.73
Merck & Co., Inc.	65.46
Netflix, Inc.	155.03
NVIDIA Corp	159.47
salesforce.com, Inc.	87.56

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

SECURITIES SOLD SHORT (-2.0%)		Shares		Value

EXCHANGE TRADED FUNDS (-2.0%)
CurrencyShares Euro Trust (a)		(20,000)		$(2,294,600)
iShares MSCI Brazil Capped ETF		(16,000)		(619,200)
iShares MSCI EAFE ETF		(300)		(21,033)
ProShares Ultra VIX Short-Term Futures ETF (a)		(30,500)		(410,225)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,124,468)				$(3,345,058)

TOTAL SECURITIES SOLD SHORT (Proceeds $3,124,468)				$(3,345,058)

WRITTEN OPTIONS (-2.9%)		Contracts	Notional ($)

Call Options Written (-1.2%)
iShares iBoxx High Yield Corporate Bond ETF, Expires January 19, 2018 at $88.00		(4,000)	(35,112,000)	(94,000)
iShares MSCI Emerging Markets ETF, Expires December 15, 2017 at $48.50		(4,500)	(20,745,000)	(18,000)
S&P 500 Index, Expires December 22, 2017 at $2,730.00		(1,700)	(450,088,600)	(306,000)
SPX Volatility Index, Expires December 20, 2017 at $22.00		(10,000)	(11,280,000)	(125,000)
SPX Volatility Index, Expires December 20, 2017 at $24.00		(5,000)	(5,640,000)	(37,500)
SPX Volatility Index, Expires Janaury 17, 2018 at $23.00		(10,000)	(11,280,000)	(375,000)
SPX Volatility Index, Expires March 21, 2018 at $15.00		(5,000)	(5,640,000)	(1,150,000)
Total Call Options Written (Premiums received $2,656,198)				(2,105,500)

Put Options Written (-1.1%)
S&P 500 Index, Expires December 8, 2017 at $2,420.00		(900)	(238,282,200)	(38,250)
SPX Volatility Index, Expires December 20, 2017 at $15.00		(4,800)	(5,414,400)	(1,776,000)
Total Put Options Written (Premiums received $2,155,800)				(1,814,250)
Over the Counter Options Written (-0.0%)	Counterparty
S&P 500 Index Knock-In Put, Expires December 15, 2017 @ $2,400.00 (b)	CITI	(400)	(105,903,200)
Total Over the Counter Options Written (Premiums received $1,278,200)				-

Currency Options Written (-0.6%)
CNH Call / USD Put, Expires January 29, 2018 at 6.75 CNH	MS		(15,000,000)	(274,515)
TWD Call / USD Put, Expires January 31, 2018 at 30.35 TWD	MS		(30,000,000)	(527,370)
TWD Call / USD Put, Expires February 5, 2018 at 30.20 TWD	MS		(10,000,000)	(139,400)
USD Call / CNH Put, Expires January 29, 2018 at 7.25 CNH	MS		(15,000,000)	-
USD Call / SAR Put, Expires August 28, 2018 at 4.50 SAR	MS		(50,000,000)	(50)
USD Call / TWD Put, Expires January 31, 2018 at 33.50 TWD	MS		(30,000,000)	-
USD Call / TWD Put, Expires February 5, 2018 at 33.50 TWD	MS		(10,000,000)	-
Total Currency Options Written (Premiums received $2,581,300)				(941,335)

TOTAL WRITTEN OPTIONS (Premiums received $8,671,498)				$(4,861,085)

Counterparty abbreviations:

CITI − Citigroup
MS − Morgan Stanley

(a) Non-income producing security.

(b) Option includes a knock-in barrier at the S&P 500 Index price of $2,150. The option can be excercised only if the S&P 500 Index falls below $2,150 before December 15, 2017.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.03%) (a)

Settlement Date	Currency Delivered		Delivered Currency Value ($) November 30, 2017		Currency Received		Received Currency Value ($) November 30, 2017	Unrealized Appreciation / (Depreciation)
12/13/2017	187,540,000	SAR	$50,003,466		49,976,017	USD	$49,976,017	$(27,449)
5/24/2018	10,000,000	EUR	12,037,127		170,295,000	ZAR	12,112,992	75,865

TOTAL FORWARD CURRENCY CONTRACTS								$48,416

CREDIT DEFAULT SWAP CONTRACTS

Counterparty	Buy / Sell Protection	Reference Entity (b)	Rate Paid / (Received) by the Fund	Payment Frequency	Termination Date	Notional	Fair Value	Up Front Premium Paid / (Received)	Unrealized Gain / (Loss)
BAML	Buy	BRAZIL	1.00%	Quarterly	9/20/2020	$2,500,000	$(12,024)	$140,039	$(152,063)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	20,000,000	736,220	1,076,169	(339,949)
MS	Buy	CDX EM 27	1.00%	Quarterly	6/20/2022	10,000,000	278,300	356,278	(77,978)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(173,917)	(109,395)	(64,522)
TOTAL OF CREDIT DEFAULT SWAP CONTRACTS								$1,463,091	$(634,512)

(a) Morgan Stanley was the counterparty of all forward currency contracts held at November 30, 2017.

(b) The following is a description of each reference entity:

BRAZIL − Federative Republic of Brazil 4.25% January 7, 2025
CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021
CDX EM 27 − CDX Emerging Markets S27 1.00% June 20, 2022
 S KOREA − Republic of Korea 7.125% April 16, 2019

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity (a)	Rate Paid by the Fund	Payment Frequency	Termination Date	Notional		Unrealized Gain / (Loss)
BAML	MLBX4SX6 (b)	2.20%	Monthly	2/13/2018	16,498,899	USD	-
BAML	MLBX4SX6 (b)	2.20%	Monthly	3/29/2018	3,115,961	USD	-
BAML	MLBX4SX6 (b)	1.40%	Monthly	5/14/2018	29,840,205	USD	-
BAML	MLBX73C0 (b)	1.75%	Monthly	2/13/2018	31,139,393	USD	-
BAML	MLBX73C0 (b)	1.75%	Monthly	3/29/2018	11,772,632	USD	-
BAML	MLBX73C0 (b)	1.26%	Monthly	5/14/2018	5,654,873	USD	-
BAML	MLCVDB1X (b)	-	Monthly	10/29/2018	17,998,023	USD	-
BAML	MLCVDC1X (b)	-	Monthly	10/29/2018	14,296,154	USD	-
BAML	MLCVDN1X (b)	-	Monthly	10/29/2018	8,979,338	USD	-
BAML	MLEIIWSP	-	Monthly	9/21/2018	63,841,463	USD	(175,773)
BAML	MLEIS2TY	0.45%	Monthly	4/30/2018	14,357,965	USD	(126,169)
BAML	MLEISVGL	1.10%	Monthly	5/18/2018	15,368,961	USD	(85,965)
BAML	MLEISVHY	0.60%	Monthly	2/16/2018	9,193,493	USD	(16,636)
BAML	MLEISVWM	1.40%	Monthly	10/19/2018	14,912,241	USD	35,863
BAML	MLEISVXY	0.50%	Monthly	11/16/2018	8,254,179	USD	(83,886)
MS	MSUSHLTH	0.80% + 3 Mo. LIBOR (2.29%)	Monthly	12/12/2017	5,534,000	USD	(6,731)
SG	SGBVWEPH	0.38%	Quarterly	2/9/2018	35,000,000	EUR	127,978
SG	SGI US Gravity Index	0.50%	Monthly	11/19/2018	25,000,000	USD	(549,089)
SG	SGI Wildcat Top MLP Index	0.40% + 3 Mo. LIBOR (1.89%)	Quarterly	12/2/2018	16,700,000	USD	(3,047)
SG	Wildcat Ludician 2 USD ER Index	0.50%	Monthly	5/5/2018	10,850,000	USD	-

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$(883,455)

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch
MS − Morgan Stanley
SG − Societe Generale

(a) The tables on the following pages provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

MLBX4SX6, MLBX73C0, MLCVDB1X, MLCVDC1X, MLCVDN1X - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity:	MLBX4SX6			Swap Reference Entity:	MLBX73C0

Underlying Instrument	Quantity	Value	% of Total Basket Value ^	Underlying Instrument	Quantity	Value	% of Total Basket Value ^
Brent Crude Futures Apr. 2018	124	$7,686,014	5.5%	Natural Gas Futures Jan. 2018	(532)	$(16,106,607)	8.3%
Brent Crude Futures Mar. 2018	(122)	(7,583,221)	5.4%	Natural Gas Futures Mar. 2018	536	16,085,390	8.2%
WTI Crude Futures Mar. 2018	117	6,719,878	4.8%	WTI Crude Futures Mar. 2018	273	15,665,703	8.0%
WTI Crude Futures Jan. 2018	(116)	(6,668,094)	4.7%	WTI Crude Futures Jan. 2018	(273)	(15,665,703)	8.0%
Natural Gas Futures Mar. 2018	219	6,581,383	4.7%	Soybean Futures Jan. 2018	(248)	(12,213,816)	6.3%
Corn Futures Mar. 2018	(368)	(6,539,053)	4.7%	Soybean Futures Mar. 2018	245	12,213,816	6.3%
Natural Gas Futures Jan. 2018	(215)	(6,527,342)	4.7%	LME Pri Alum. Futures Mar. 2018	224	11,513,067	5.9%
Corn Futures May 2018	348	6,337,922	4.5%	LME Pri Alum. Futures Jan. 2018	(226)	(11,513,067)	5.8%
Soybean Futures May 2018	103	5,203,971	3.7%	NY Harbor ULSD Futures Jan. 2018	(112)	(8,963,770)	4.6%
Soybean Futures Jan. 2018	(104)	(5,137,917)	3.7%	NY Harbor ULSD Futures Mar. 2018	113	8,963,770	4.6%
LME Pri Alum. Futures Mar. 2018	95	4,902,497	3.5%	Gasoline RBOB Futures Mar. 2018	112	8,259,409	4.2%
LME Pri Alum. Futures Jan. 2018	(95)	(4,833,330)	3.4%	Gasoline RBOB Futures Jan. 2018	(114)	(8,259,409)	4.2%
Live Cattle Futures Feb. 2018	(77)	(3,844,010)	2.7%	LME Zinc Futures Jan. 2018	(86)	(6,785,065)	3.5%
NY Harbor ULSD Futures Mar. 2018	48	3,796,200	2.7%	LME Zinc Futures Mar. 2018	86	6,785,065	3.5%
NY Harbor ULSD Futures Jan. 2018	(47)	(3,759,178)	2.7%	Soybean Meal Futures Jan. 2018	(196)	(6,392,507)	3.3%
Live Cattle Futures June 2018	76	3,625,021	2.6%	Soybean Meal Futures Mar. 2018	194	6,392,507	3.3%
Gasoline RBOB Futures Mar. 2018	48	3,572,999	2.5%	LME Nickel Futures Mar. 2018	89	5,969,333	3.1%
Gasoline RBOB Futures Jan. 2018	(48)	(3,487,243)	2.5%	LME Nickel Futures Jan. 2018	(90)	(5,969,333)	3.1%
Wheat Futures (CBT) Mar. 2018	(139)	(3,013,730)	2.1%	Soybean Oil Futures Mar. 2018	280	5,723,957	2.9%
LME Zinc Futures Mar. 2018	37	2,920,918	2.1%	Soybean Oil Futures Jan. 2018	(282)	(5,723,957)	2.9%
Wheat Futures (CBT) July 2018	127	2,905,929	2.1%			$(21,217)	100.0%
LME Zinc Futures Jan. 2018	(37)	(2,881,688)	2.1%
Soybean Meal Futures May 2018	82	2,728,079	1.9%
Soybean Meal Futures Jan. 2018	(83)	(2,702,356)	1.9%
LME Nickel Futures Mar. 2018	37	2,473,821	1.8%
LME Nickel Futures Jan. 2018	(37)	(2,442,874)	1.7%
Soybean Oil Futures May 2018	119	2,437,938	1.7%
Soybean Oil Futures Jan. 2018	(119)	(2,412,475)	1.7%
Sugar #11 (World) May 2018	133	2,231,209	1.6%
Sugar #11 (World) Mar. 2018	(132)	(2,229,353)	1.6%
Lean Hogs Futures Feb. 2018	(73)	(2,028,317)	1.4%
Lean Hogs Futures Apr. 2018	67	1,967,600	1.4%
Coffee 'C' Futures Mar. 2018	(39)	(1,899,081)	1.4%
Coffee 'C' Futures May 2018	38	1,862,328	1.3%
Cotton No.2 Futures May 2018	35	1,269,762	0.9%
Cotton No.2 Futures Mar. 2018	(35)	(1,265,159)	0.9%
KC HRW Wheat Futures Mar. 2018	(48)	(1,046,063)	0.7%
KC HRW Wheat Futures July 2018	44	1,007,379	0.7%
LME Copper Futures Mar. 2018	0 *	60,759	0.0%
		$(8,877)	100.0%

^ Presented as percentage of absolute value.
*Amount held in basket is less that one contract.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	MLCVDB1X

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
ICE Brent Crude Futures February 2018		216	$13,512,644	42.4%
ICE Brent Crude Futures March 2018		155	9,654,365	30.3%
ICE Brent Crude Futures April 2018		54	3,372,332	10.6%
February 2018 Calls on ICE Brent Crude Futures	52.00	(50)	(533,233)	1.7%
March 2018 Calls on ICE Brent Crude Futures	56.00	(78)	(526,408)	1.7%
March 2018 Calls on ICE Brent Crude Futures	57.00	(79)	(465,671)	1.5%
February 2018 Calls on ICE Brent Crude Futures	54.00	(52)	(452,541)	1.4%
February 2018 Calls on ICE Brent Crude Futures	55.00	(54)	(412,120)	1.3%
February 2018 Calls on ICE Brent Crude Futures	53.00	(41)	(399,141)	1.3%
March 2018 Calls on ICE Brent Crude Futures	55.00	(49)	(377,531)	1.2%
February 2018 Calls on ICE Brent Crude Futures	51.00	(31)	(358,705)	1.1%
April 2018 Puts on ICE Brent Crude Futures	63.00	(54)	(165,895)	0.5%
ICE Brent Crude Futures May 2018		3	162,063	0.5%
April 2018 Calls on ICE Brent Crude Futures	58.00	(28)	(147,076)	0.5%
April 2018 Calls on ICE Brent Crude Futures	60.00	(37)	(141,760)	0.4%
May 2018 Puts on ICE Brent Crude Futures	63.00	(34)	(124,401)	0.4%
April 2018 Calls on ICE Brent Crude Futures	63.00	(54)	(115,476)	0.4%
April 2018 Calls on ICE Brent Crude Futures	57.00	(19)	(112,428)	0.4%
April 2018 Calls on ICE Brent Crude Futures	61.00	(28)	(91,198)	0.3%
May 2018 Calls on ICE Brent Crude Futures	63.00	(34)	(84,537)	0.3%
April 2018 Calls on ICE Brent Crude Futures	62.00	(29)	(75,981)	0.2%
April 2018 Puts on ICE Brent Crude Futures	62.00	(29)	(73,966)	0.2%
April 2018 Puts on ICE Brent Crude Futures	60.00	(37)	(65,343)	0.2%
April 2018 Puts on ICE Brent Crude Futures	61.00	(28)	(60,799)	0.2%
May 2018 Puts on ICE Brent Crude Futures	62.00	(17)	(53,456)	0.2%
May 2018 Calls on ICE Brent Crude Futures	62.00	(17)	(50,723)	0.2%
March 2018 Calls on ICE Brent Crude Futures	58.00	(9)	(45,689)	0.1%
March 2018 Puts on ICE Brent Crude Futures	57.00	(79)	(43,484)	0.1%
April 2018 Calls on ICE Brent Crude Futures	59.00	(9)	(41,630)	0.1%
April 2018 Puts on ICE Brent Crude Futures	58.00	(28)	(33,490)	0.1%
March 2018 Puts on ICE Brent Crude Futures	56.00	(78)	(32,706)	0.1%
April 2018 Puts on ICE Brent Crude Futures	57.00	(19)	(18,056)	0.1%
March 2018 Puts on ICE Brent Crude Futures	55.00	(49)	(15,299)	0.0%
April 2018 Puts on ICE Brent Crude Futures	59.00	(9)	(13,479)	0.0%
March 2018 Puts on ICE Brent Crude Futures	58.00	(9)	(6,501)	0.0%
February 2018 Puts on ICE Brent Crude Futures	55.00	(54)	(2,149)	0.0%
February 2018 Puts on ICE Brent Crude Futures	54.00	(52)	(1,568)	0.0%
February 2018 Puts on ICE Brent Crude Futures	53.00	(41)	(827)	0.0%
February 2018 Puts on ICE Brent Crude Futures	52.00	(50)	(501)	0.0%
February 2018 Puts on ICE Brent Crude Futures	51.00	(31)	(308)	0.0%
			$21,557,329	100.0%
^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	MLCVDC1X

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
March 2018 Corn Futures		(399)	$(7,104,572)	80.8%
March 2018 Puts on Corn Futures	360.00	(791)	(479,644)	5.4%
March 2018 Puts on Corn Futures	370.00	(462)	(444,866)	5.1%
March 2018 Calls on Corn Futures	360.00	(791)	(311,591)	3.5%
March 2018 Calls on Corn Futures	370.00	(462)	(115,550)	1.3%
May 2018 Calls on Corn Futures	360.00	(100)	(78,473)	0.9%
March 2018 Calls on Corn Futures	350.00	(107)	(66,756)	0.8%
May 2018 Puts on Corn Futures	360.00	(100)	(59,645)	0.7%
May 2018 Corn Futures		2	43,034	0.5%
March 2018 Puts on Corn Futures	350.00	(107)	(36,048)	0.4%
March 2018 Puts on Corn Futures	380.00	(18)	(24,424)	0.3%
May 2018 Calls on Corn Futures	370.00	(16)	(14,826)	0.2%
May 2018 Calls on Corn Futures	370.00	(16)	(9,678)	0.1%
March 2018 Calls on Corn Futures	380.00	(18)	(2,899)	0.0%
			$(8,705,939)	100.0%

Swap Reference Entity:	MLCVDN1X

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
February 2018 Natural Gas Futures		25	757,683	16.5%
March 2018 Natural Gas Futures		20	596,916	13.0%
January 2018 Puts on Natural Gas Futures	3.20	(160)	(416,629)	9.0%
January 2018 Puts on Natural Gas Futures	3.30	(120)	(406,815)	8.8%
February 2018 Puts on Natural Gas Futures	3.30	(95)	(381,829)	8.3%
February 2018 Puts on Natural Gas Futures	3.20	(114)	(374,903)	8.1%
January 2018 Natural Gas Futures		(7)	(216,548)	4.7%
February 2018 Calls on Natural Gas Futures	3.20	(114)	(181,771)	4.0%
February 2018 Puts on Natural Gas Futures	3.10	(57)	(147,014)	3.2%
March 2018 Puts on Natural Gas Futures	3.10	(43)	(136,963)	3.0%
January 2018 Calls on Natural Gas Futures	3.20	(160)	(128,193)	2.8%
February 2018 Calls on Natural Gas Futures	3.30	(95)	(124,094)	2.7%
February 2018 Calls on Natural Gas Futures	3.10	(57)	(107,434)	2.3%
March 2018 Calls on Natural Gas Futures	3.10	(43)	(94,162)	2.0%
March 2018 Calls on Natural Gas Futures	3.00	(30)	(77,406)	1.7%
March 2018 Puts on Natural Gas Futures	3.00	(30)	(77,406)	1.7%
January 2018 Calls on Natural Gas Futures	3.30	(120)	(71,791)	1.6%
February 2018 Calls on Natural Gas Futures	3.00	(29)	(67,017)	1.5%
February 2018 Puts on Natural Gas Futures	3.00	(29)	(58,276)	1.3%
January 2018 Puts on Natural Gas Futures	3.40	(12)	(51,982)	1.1%
March 2018 Calls on Natural Gas Futures	2.90	(15)	(45,737)	1.0%
March 2018 Puts on Natural Gas Futures	2.90	(15)	(30,491)	0.7%
January 2018 Puts on Natural Gas Futures	3.10	(15)	(28,355)	0.6%
January 2018 Calls on Natural Gas Futures	3.10	(15)	(16,416)	0.3%
January 2018 Calls on Natural Gas Futures	3.40	(12)	(4,951)	0.1%
			$(1,891,584)	100.0%
^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	MLEIS2TY

MLEIS2TY - Merrill Lynch Short Synthetic Variance Index - TY Series 2 trades 10-year US Treasury Note Futures variance.

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
January 2018 Puts on US 10 Year Note Futures	124.00	(352)	$(147,817)	28.2%
January 2018 Puts on US 10 Year Note Futures	124.50	(175)	(122,193)	23.3%
January 2018 Puts on US 10 Year Note Futures	123.50	(355)	(81,604)	15.5%
January 2018 Puts on US 10 Year Note Futures	123.00	(358)	(46,500)	8.9%
January 2018 Calls on US 10 Year Note Futures	125.00	(346)	(45,024)	8.6%
January 2018 Calls on US 10 Year Note Futures	124.50	(175)	(43,641)	8.3%
January 2018 Calls on US 10 Year Note Futures	125.50	(344)	(20,615)	3.9%
January 2018 Calls on US 10 Year Note Futures	126.00	(341)	(10,226)	2.0%
January 2018 Calls on US 10 Year Note Futures	126.50	(338)	(6,763)	1.3%
			$(524,383)	100.0%

Swap Reference Entity:	MLEISVHY

MLEISVHY - Merrill Lynch Short Synthetic Variance Index - HY trades iShares iBoxx High Yield Corporate Bond ETF variance.

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
iShares iBoxx USD High Yield ETF		60,037	$5,270,008	97.5%
December 2017 Calls on iShares iBoxx USD High Yield ETF	87.00	(924)	(79,469)	1.5%
December 2017 Puts on iShares iBoxx USD High Yield ETF	87.00	(924)	(24,026)	0.4%
December 2017 Calls on iShares iBoxx USD High Yield ETF	88.00	(1,204)	(15,655)	0.3%
December 2017 Puts on iShares iBoxx USD High Yield ETF	85.00	(1,936)	(9,681)	0.2%
December 2017 Puts on iShares iBoxx USD High Yield ETF	84.00	(1,322)	(6,608)	0.1%
			$5,134,569	100.0%

Swap Reference Entity:	MLEISVXY

MLEISVXY - Merrill Lynch Short Synthetic Variance Index - XY trades CurrencyShares Japanese Yen ETF variance.

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
CurrencyShares Japanese Yen Trust		40,802	$3,463,301	96.2%
December 2017 Calls on CurrencyShares Japanese Yen Trust	85.00	(485)	(47,060)	1.3%
December 2017 Calls on CurrencyShares Japanese Yen Trust	86.00	(948)	(34,125)	0.9%
December 2017 Puts on CurrencyShares Japanese Yen Trust	85.00	(485)	(21,832)	0.6%
December 2017 Calls on CurrencyShares Japanese Yen Trust	87.00	(926)	(20,377)	0.6%
December 2017 Calls on CurrencyShares Japanese Yen Trust	88.00	(905)	(9,959)	0.3%
December 2017 Puts on CurrencyShares Japanese Yen Trust	84.00	(994)	(4,968)	0.1%
			$3,324,980	100.0%

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	MLEISVGY

MLEISVGY - Merrill Lynch Short Synthetic Variance Index - GY trades SPDR Gold Shares Trust variance.

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
SPDR Gold Shares Trust	-	(55,405)	$(6,709,587)	95.6%
December 2017 Puts on SPDR Gold Shares Trust	121.00	(662)	(61,604)	0.9%
December 2017 Puts on SPDR Gold Shares Trust	122.00	(326)	(47,894)	0.7%
December 2017 Puts on SPDR Gold Shares Trust	120.00	(673)	(38,389)	0.6%
December 2017 Puts on SPDR Gold Shares Trust	119.00	(685)	(25,339)	0.4%
December 2017 Calls on SPDR Gold Shares Trust	123.00	(641)	(22,436)	0.3%
December 2017 Calls on SPDR Gold Shares Trust	122.00	(326)	(20,526)	0.3%
December 2017 Puts on SPDR Gold Shares Trust	118.00	(696)	(16,716)	0.3%
December 2017 Calls on SPDR Gold Shares Trust	124.00	(631)	(12,615)	0.2%
December 2017 Puts on SPDR Gold Shares Trust	117.00	(708)	(11,336)	0.2%
December 2017 Puts on SPDR Gold Shares Trust	116.00	(721)	(8,649)	0.1%
December 2017 Puts on SPDR Gold Shares Trust	115.00	(733)	(8,066)	0.1%
December 2017 Calls on SPDR Gold Shares Trust	125.00	(621)	(6,827)	0.1%
December 2017 Calls on SPDR Gold Shares Trust	126.00	(611)	(5,498)	0.1%
December 2017 Calls on SPDR Gold Shares Trust	127.00	(601)	(4,209)	0.1%
December 2017 Calls on SPDR Gold Shares Trust	128.00	(592)	(2,960)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	129.00	(583)	(2,331)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	130.00	(574)	(1,721)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	131.00	(565)	(1,695)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	132.00	(557)	(1,670)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	133.00	(548)	(1,096)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	135.00	(532)	(1,064)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	136.00	(524)	(1,049)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	137.00	(517)	(1,033)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	134.00	(540)	(540)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	138.00	(509)	(509)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	139.00	(502)	(502)	0.0%
December 2017 Calls on SPDR Gold Shares Trust	140.00	(495)	(495)	0.0%
			$(7,016,356)	100.0%

Swap Reference Entity:	MLEIIWSP

MLEIIWSP - Merrill Lynch Short Synthetic Variance Index - SP trades SPDR S&P 500 ETF variance.

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
SPDR S&P 500 ETF	-	568,517	$150,662,740	99.0%
December 2017 Calls on SPDR S&P 500 ETF	260.50	(618)	(292,910)	0.2%
December 2017 Calls on SPDR S&P 500 ETF	261.00	(615)	(261,580)	0.2%
December 2017 Calls on SPDR S&P 500 ETF	261.50	(613)	(182,677)	0.1%
December 2017 Calls on SPDR S&P 500 ETF	262.00	(611)	(152,703)	0.1%
December 2017 Calls on SPDR S&P 500 ETF	260.00	(310)	(136,433)	0.1%
December 2017 Calls on SPDR S&P 500 ETF	262.50	(608)	(127,752)	0.1%
December 2017 Calls on SPDR S&P 500 ETF	263.00	(606)	(94,558)	0.1%
December 2017 Calls on SPDR S&P 500 ETF	263.50	(604)	(71,870)	0.1%
December 2017 Calls on SPDR S&P 500 ETF	264.00	(601)	(50,524)	0.0%
December 2017 Calls on SPDR S&P 500 ETF	265.00	(896)	(33,138)	0.0%
December 2017 Calls on SPDR S&P 500 ETF	264.50	(599)	(32,361)	0.0%
December 2017 Calls on SPDR S&P 500 ETF	266.00	(1,185)	(17,776)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	259.00	(625)	(3,125)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	257.50	(632)	(1,897)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	258.00	(630)	(1,889)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	258.50	(628)	(1,883)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	259.50	(623)	(1,868)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	260.00	(310)	(1,550)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	255.00	(645)	(1,290)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	255.50	(642)	(1,285)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	256.00	(640)	(1,279)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	256.50	(637)	(1,274)	0.0%
December 2017 Puts on SPDR S&P 500 ETF	257.00	(635)	(1,269)	0.0%
			$149,189,848	100.0%

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	MLEISVWM

MLEISVWM - Merrill Lynch Short Synthetic Variance Index - WM trades iShares Russell 2000 ETF variance.

Underlying Instrument	Strike	Quantity	Value	% of Total Basket Value ^
iShares Russell 2000 ETF	-	165,832	$25,480,012	96.7%
December 2017 Calls on iShares Russell 2000 ETF	149.00	(310)	(165,825)	0.6%
December 2017 Calls on iShares Russell 2000 ETF	150.00	(306)	(132,722)	0.5%
December 2017 Calls on iShares Russell 2000 ETF	151.00	(302)	(111,664)	0.4%
December 2017 Calls on iShares Russell 2000 ETF	148.00	(157)	(93,154)	0.4%
December 2017 Calls on iShares Russell 2000 ETF	152.00	(298)	(86,069)	0.4%
December 2017 Calls on iShares Russell 2000 ETF	153.00	(294)	(59,970)	0.3%
December 2017 Calls on iShares Russell 2000 ETF	154.00	(290)	(44,975)	0.2%
December 2017 Calls on iShares Russell 2000 ETF	155.00	(286)	(32,081)	0.1%
December 2017 Calls on iShares Russell 2000 ETF	156.00	(283)	(22,620)	0.1%
December 2017 Calls on iShares Russell 2000 ETF	157.00	(279)	(14,237)	0.1%
December 2017 Puts on iShares Russell 2000 ETF	147.00	(318)	(11,464)	0.1%
December 2017 Calls on iShares Russell 2000 ETF	158.00	(276)	(11,301)	0.1%
December 2017 Puts on iShares Russell 2000 ETF	146.00	(323)	(10,007)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	145.00	(327)	(7,200)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	159.00	(272)	(7,076)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	148.00	(157)	(7,069)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	144.00	(332)	(5,973)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	143.00	(336)	(5,384)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	141.00	(346)	(4,846)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	160.00	(269)	(4,838)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	142.00	(341)	(4,778)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	140.00	(351)	(3,862)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	139.00	(356)	(3,562)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	138.00	(361)	(3,252)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	161.00	(265)	(3,186)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	136.00	(372)	(2,976)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	137.00	(367)	(2,933)	0.0%
December 2017 Puts on iShares Russell 2000 ETF	135.00	(378)	(2,643)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	162.00	(262)	(2,098)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	163.00	(259)	(1,554)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	164.00	(256)	(1,279)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	165.00	(253)	(1,264)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	166.00	(250)	(999)	0.0%
December 2017 Calls on iShares Russell 2000 ETF	167.00	(247)	(740)	0.0%
			$24,606,413	100.0%

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	SGBVWEPH *

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index EUR on a market neutral basis.

Underlying Instrument	Quantity	Value	% of Total Basket Value ^
FTSE 100 Index Futures December 2017	(166)	$(1,642,720)	1.3%
Swiss Market Index Futures December 2017	(111)	(1,051,630)	0.8%
CAC 40 10 Euro Futures December 2017	(162)	(1,033,043)	0.8%
Sanofi	9,272	844,590	0.7%
RELX NV	36,718	839,739	0.7%
Roche Holding AG-Genusschein	3,199	806,699	0.6%
RELX plc	33,974	792,952	0.6%
Hermes International	1,440	758,263	0.6%
Wolters Kluwer	14,451	747,973	0.6%
SGS SA-Reg	297	733,185	0.6%
Euro Stoxx 50 Index Futures December 2017	(172)	(729,863)	0.6%
Unilever NV-CVA	12,599	724,841	0.6%
Industrivarden AB-A Shares	28,177	722,171	0.6%
Unilever plc	12,789	719,383	0.6%
Schindler Holding - Part Cert	3,149	710,872	0.6%
Kuehne + Nagel International AG-Reg	4,039	709,148	0.6%
Centamin plc	379,450	705,777	0.6%
FTSE/MIB Index Futures December 2017	(25)	(661,671)	0.5%
Investor AB-B Shares	13,678	638,618	0.5%
Fresenius Medical Care AG	6,383	633,508	0.5%
Subsea 7 SA	43,173	631,627	0.5%
Leg Immobilien AG	5,936	630,363	0.5%
Repsol SA	33,128	607,559	0.5%
Smith & Nephew plc	34,183	605,033	0.5%
Nestle SA-Reg	7,042	602,774	0.5%
Aalberts Industries NV	11,490	586,092	0.5%
Beiersdorf AG	4,919	584,851	0.5%
Croda International plc	9,941	573,768	0.4%
Bpost SA	18,536	571,473	0.4%
Akzo Nobel	6,327	569,462	0.4%
Industria De Diseno Textil	16,081	568,617	0.4%
SAP SE	4,983	560,837	0.4%
Anglo American plc	30,410	558,331	0.4%
Geberit AG-Reg	1,273	553,402	0.4%
Bayer AG-Reg	4,272	544,310	0.4%
ABB Ltd.-Reg	21,099	539,923	0.4%
Sika AG-Br	68	525,788	0.4%
JM AB	22,726	523,163	0.4%
L'Oreal	2,360	521,454	0.4%
Atlas Copco AB-A Shares	12,097	519,569	0.4%
Elisa Oyj	12,736	517,584	0.4%
Bunzl plc	18,109	517,383	0.4%
Heineken Holding NV	5,352	515,288	0.4%
Intertek Group plc	7,149	505,459	0.4%
Adecco Group AG-Reg	6,604	499,165	0.4%
Total SA	8,824	497,436	0.4%
Smiths Group plc	24,668	494,108	0.4%
BASF SE	4,360	487,354	0.4%
Ems-Chemie Holding AG-Reg	725	483,250	0.4%
Man SE	4,305	483,043	0.4%
Other Underlying Index Components *		58,629,863	74.6%
		$80,977,122	100.0%

* Largest 50 underlying components by market value at November 30, 2017 are listed.

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Swap Reference Entity:	MSUSHLTH

MSUSHLTH is a basket of long and short equity securities with a healthcare focus.

Underlying Instrument	Quantity	Value	% of Total Basket Value ^
Urogen Pharma Ltd.	125,000	$5,046,250	25.3%
Avexis Inc.	16,037	1,520,424	7.6%
Clovis Oncology Inc.	23,320	1,466,158	7.4%
Editas Medicine Inc.	41,324	1,193,024	6.0%
Abbvie Inc.	8,821	854,915	4.3%
Grifols SA-ADR	34,520	785,330	3.9%
Seattle Genetics Inc.	11,532	702,667	3.5%
Incyte Corp.	6,887	681,769	3.4%
Gw Pharmaceuticals-ADR	5,459	679,536	3.4%
Laboratory Corporation of America Holdings	4,043	639,856	3.2%
Nxstage Medical Inc.	24,625	632,618	3.2%
Hologic Inc.	14,685	612,642	3.1%
Genomic Health Inc.	20,144	610,156	3.1%
Xencor Inc.	26,798	581,789	2.9%
Edwards Lifesciences Corp.	4,876	571,413	2.9%
Heron Therapeutics Inc.	30,778	541,692	2.7%
Vanda Pharmaceuticals Inc.	34,902	490,371	2.5%
Horizon Pharma plc	31,848	457,977	2.3%
Nanthealth Inc.	113,205	365,652	1.8%
Cerus Corp.	87,767	346,680	1.7%
Bellicum Pharmaceuticals Inc.	30,678	307,702	1.5%
Sorrento Therapeutics Inc.	123,597	278,093	1.4%
AAC Holdings Inc.	28,723	262,241	1.3%
Synergy Pharmaceuticals Inc.	112,446	233,888	1.2%
Intellia Therapeutics Inc.	3,542	79,766	0.4%
		$19,942,609	100.0%

Swap Reference Entity: SGI US Gravity Index

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 Index using futures on the index.

Underlying Instrument	Quantity	Value	% of Total Basket Value ^
S&P 500 Index Futures December 2017	(95)	$(63,045,251)	100.0%

Swap Reference Entity:	SGI Wildcat Top MLP Index

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.

Underlying Instrument	Quantity	Value	% of Total Basket Value ^
US Dollars	16,710,767	$16,710,767	100.0%

Swap Reference Entity:	Wildcat Ludician 2 USD ER Index

Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

Underlying Instrument	Quantity	Value	% of Total Basket Value ^
CBOE VIX Futures December 2017	(268)	$(3,134,737)	51.4%
CBOE VIX Futures January 2018	(227)	(2,959,050)	48.6%
		$(6,093,787)	100.0%

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

CORRELATION SWAP CONTRACTS ^

Counterparty	Underlying Positions (a)	Correlation Strike	Effective Date	Termination Date	Vega Notional	Unrealized Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-42.00%	11/14/2016	12/15/2017	50,000 EUR	$2,336,155
CITI	SX5E & EUR/GBP FX	-32.00%	4/26/2017	12/24/2019	50,000 EUR	225,535
CITI	SX5E & EUR/JPY FX	12.00%	2/2/2017	12/21/2018	25,000 EUR	737,320
CITI	SX5E & EUR/JPY FX	16.00%	2/3/2017	12/21/2018	15,000 EUR	130,513
CITI	SX5E & EUR/USD FX	-24.00%	10/14/2016	12/15/2017	50,000 EUR	244,111
CITI	SX5E & EUR/USD FX	-21.00%	5/9/2017	12/19/2017	30,000 EUR	(322,916)
CITI	SX5E & EUR/USD FX	-24.00%	4/26/2017	12/21/2018	60,000 EUR	508,725
CITI	SX5E & EUR/USD FX	-29.00%	12/2/2016	12/21/2018	100,000 EUR	1,564,185
MS	SX5E & EUR/GBP FX	-44.00%	8/11/2016	12/15/2017	130,000 EUR	5,777,876
MS	SX5E & EUR/GBP FX	-45.00%	11/4/2016	12/15/2017	50,000 EUR	2,594,300
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	781,581
MS	SX5E & EUR/JPY FX	18.00%	3/16/2017	12/21/2018	30,000 EUR	389,349
MS	SX5E & EUR/JPY FX	6.00%	12/19/2016	12/21/2018	40,000 EUR	1,275,303
MS	SX5E & EUR/JPY FX	10.00%	1/5/2017	12/21/2018	50,000 EUR	1,358,722
MS	SX5E & EUR/KRW FX	-47.00%	5/25/2017	12/21/2018	40,000 EUR	950,645
MS	SX5E & EUR/USD FX	-29.00%	10/6/2017	12/20/2019	30,000 EUR	517,607
MS	SX5E & EUR/USD FX	-25.00%	7/27/2016	12/15/2017	50,000 EUR	535,014
MS	SX5E & EUR/USD FX	-24.50%	2/8/2017	12/21/2018	40,000 EUR	499,716

TOTAL OF CORRELATION SWAP CONTRACTS						$20,103,741

DISPERSION SWAP CONTRACTS ^

Counterparty	Reference Entity (b)	Effective Date	Termination Date	Vega Notional	Unrealized Gain / (Loss)
BAML	NDX Custom Basket	3/10/2017	1/19/2018	250,000 USD	27,800
BAML	SPX Custom Basket	6/1/2017	1/19/2018	300,000 USD	320,359
BAML	SPX Custom Basket	3/15/2017	1/19/2018	425,000 USD	456,756
CITI	XLF Custom Basket	11/1/2016	1/19/2018	350,000 USD	164,708
MS	FTSE 100 Custom Basket	7/24/2017	6/15/2018	200,000 GBP	51,464
SG	SPX Custom Basket	6/1/2017	1/19/2018	200,000 USD	428,625

TOTAL OF DISPERSION SWAP CONTRACTS					$1,449,712

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch	MS − Morgan Stanley
CITI − Citigroup	SG − Societe Generale

Reference entity abbreviations:

FTSE 100 − Financial Times Stock Exchange 100 Index	SPX − S&P 500 Index
NDX − NASDAQ 100 Index	XLF − Financial Select Sector SPDR ETF

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs.

(a)  Payment to or from counterparty is based on the realized correlation between the Euro Stoxx 50 Index and the foreign exchange rate pairs listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The tables on the following pages provide information on the underlying components of each dispersion swap contract. Payment occurs at termination date.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Citigroup XLF Custom Basket
Effective date: November 1, 2016 Termination Date: January 19, 2018

Swap has two legs. The first leg's underlying reference is the Financial Select Sector SPDR. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparitive variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Total Vega

Financial Select Sector SPDR	22.75%	$(350,000)
American Express Company	27.20	35,000
American International Group, Inc.	29.60	35,000
Bank of America Corp.	29.95	35,000
Goldman Sachs Group, Inc.	27.15	35,000
JPMorgan Chase & Co.	26.30	35,000
Metlife, Inc.	30.70	35,000
Morgan Stanley	31.80	35,000
PNC Financial Services Group, Inc.	24.45	35,000
UBS Group AG	23.85	35,000
Wells Fargo & Co.	24.35	35,000

Bank of America Merrill Lynch NDX Custom Basket
Effective date: March 10, 2017 Termination Date: January 19, 2018

Swap has two legs. The first leg's underlying reference is the Nasdaq 100 Stock Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparitive variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Total Vega

Nasdaq 100 Stock Index	18.35%	$ (250,000)
Alphabet, Inc. - Class A	23.10	12,500
Alphabet, Inc. - Class C	22.75	12,500
Amazon.com, Inc.	28.12	12,500
Amgen, Inc.	27.75	12,500
Apple Inc.	24.56	12,500
Broadcom, Ltd.	33.37	12,500
Celgene Corporation	33.34	12,500
Cisco Systems, Inc.	24.58	12,500
Comcast Corporation	25.71	12,500
Costco Wholesale Corporation	21.03	12,500
Facebook, Inc.	28.30	12,500
Gilead Sciences, Inc.	29.34	12,500
Intel Corporation	25.95	12,500
Microsoft Corporation	25.89	12,500
Netflix, Inc.	39.36	12,500
Priceline Group, Inc.	26.82	12,500
QUALCOMM, Inc.	29.90	12,500
Starbucks Corporation	23.61	12,500
Texas Instruments, Inc.	26.19	12,500
Walgreens Boots Alliance, Inc.	26.40	12,500

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Bank of America Merrill Lynch SPX Custom Basket
Effective date: June 1, 2017 Termination Date: January 19, 2018

Swap has two legs. The first leg's underlying reference is the S&P 500 Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparitive variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Total Vega
S&P 500 Index	14.79%	$(300,000))
Alphabet, Inc. - Class A	22.67	15,780
Amgen, Inc.	23.62	15,780
Apple Inc.	23.13	15,780
Baidu, Inc. - ADR	28.87	15,780
Biogen, Inc.	28.60	15,780
Chevron Corporation	20.51	15,780
Cisco Systems, Inc.	21.52	15,780
Citigroup, Inc.	25.12	15,780
ConocoPhillips	27.75	15,780
Exxon Mobil Corporation	19.01	15,780
Haliburton Company	28.93	15,780
Intel Corporation	22.26	15,780
Microsoft Corporation	22.10	15,780
Morgan Stanley	26.73	15,780
Pfizer, Inc.	17.72	15,780
Priceline Group, Inc.	25.32	15,780
Schlumberger, Ltd.	24.16	15,780
Valero Energy Corporation	27.63	15,780
Wells Fargo & Co.	22.88	15,780

Bank of America Merrill Lynch SPX Custom Basket
Effective date: March 15, 2017 Termination Date: January 19, 2018

Swap has two legs. The first leg's underlying reference is the S&P 500 Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparitive variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Total Vega

S&P 500 Index	16.78%	$ (425,000)
AbbVie, Inc.	28.80	22,355
Alphabet, Inc. - Class A	22.30	22,355
Amazon.com, Inc.	27.20	22,355
Apple, Inc.	23.80	22,355
Celgene Corporation	32.70	22,355
Chipotle Mexican Grill, Inc.	31.30	22,355
Electronic Arts, Inc.	32.30	22,355
EOG Resources, Inc.	34.70	22,355
Facebook, Inc.	26.90	22,355
JD.com, Inc. - ADR	38.60	22,355
JPMorgan Chase & Co.	26.20	22,355
LyondellBasell Industries NV	32.80	22,355
Netflix, Inc.	38.90	22,355
Paypal Holdings, Inc.	28.10	22,355
Pioneer Natural Resources	39.80	22,355
Priceline Group, Inc.	26.10	22,355
Royal Caribbean Cruises, Ltd.	32.70	22,355
salesforce.com, Inc.	32.10	22,355
Wells Fargo & Co.	26.70	22,355

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Morgan Stanley FTSE 100 Custom Basket
Effective date: July 24, 2017 Termination Date: June 15, 2018

Swap has two legs. The first leg's underlying reference is the FTSE 100 Index. The second leg references a basket of underlying securities listed below. Payment to or from Morgan Stanley is based on the comparitive variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional (GBP)

FTSE 100 Index	15.91%	(250,000)
Associated British Foods plc	24.25	25,000
Aviva plc	23.21	25,000
BAE Systems plc	19.50	25,000
BT Group plc	25.88	25,000
Legal & General Group plc	21.55	25,000
Lloyds Banking Group plc	24.31	25,000
Reckitt Benckiser Group plc	18.31	25,000
Royal Dutch Shell plc - Class A	20.50	25,000
Royal Dutch Shell plc - Class B	20.80	25,000
SSE plc	19.75	25,000

Societe Generale SPX Custom Basket
Effective date: June 1, 2017 Termination Date: January 19, 2018

Swap has two legs. The first leg's underlying reference is the S&P 500 Index. The second leg references a basket of underlying securities listed below. Payment to or from Societe Generale is based on the comparitive variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Total Vega

S&P 500 Index	15.60%	$ ( $200,000)
Alphabet, Inc. - Class A	22.77	10,526
Amgen, Inc.	23.73	10,526
Apple, Inc.	22.80	10,526
Baidu, Inc. - ADR	29.60	10,526
Bank of America Corp.	27.04	10,526
Biogen, Inc.	28.96	10,526
Chevron Corporation	20.52	10,526
Cisco Systems, Inc.	21.75	10,526
Citigroup, Inc.	25.34	10,526
ConocoPhillips	27.96	10,526
Exxon Mobil Corporation	19.22	10,526
Haliburton Company	29.07	10,526
Intel Corporation	22.65	10,526
Microsoft Corporation	22.37	10,526
Morgan Stanley	26.95	10,526
Pfizer, Inc.	17.79	10,526
Priceline Group, Inc.	25.23	10,526
Schlumberger, Ltd.	24.41	10,526
Valero Energy Corporation	27.93	10,526

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

VARIANCE SWAP CONTRACTS (a)

Counterparty	Swap Type & Reference Entity	Volatility or Correlation Strike	Effective Date	Termination Date	Vega Notional	Unrealized Gain / (Loss)
BAML	EEM Variance Swap	20.10%	6/9/2017	12/15/2017	(100,000) USD	587,980
BAML	EEM Variance Swap	20.40%	6/8/2017	12/15/2017	(125,000) USD	761,827
BAML	FXI Variance Swap	19.70%	6/9/2017	12/15/2017	100,000 USD	(277,524)
BAML	FXI Variance Swap	19.90%	6/8/2017	12/15/2017	125,000 USD	(370,153)
BAML	NKY Up Corridor Variance Swap (b) ^	26.60%	2/17/2017	12/11/2020	56,375,000 JPY	(517,656)
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	1,627,794
CITI	EUR / USD Volatility Swap	7.70%	10/19/2017	10/23/2018	550,000 USD	(50,829)
MS	FTSE 100 / SPX Outperformance Corridor Variance Swap (c) ^	14.45% and 17.80%	10/31/2017	6/15/2018	400,000 USD	(31,756)
MS	FTSE 100 / SPX Outperformance Corridor Variance Swap (c) ^	15.80% and 18.55%	9/7/2017	6/15/2018	400,000 USD	(60,223)
MS	SX5E Options Variance (d) ^	23.25%	9/8/2016	12/21/2018	320,000 EUR	(1,657,732)
MS	SX5E Variance Swap	27.60%	9/8/2016	12/21/2018	(320,000) EUR	3,639,778
SG	FTSE 100 Variance Swap	15.40%	7/24/2017	6/15/2018	40,000 GBP	(129,888)
SG	HSI Up Corridor Variance Swap ^	18.85%	7/21/2017	12/20/2019	600,000 USD	945,593
SG	KOSPI Volatility Swap	16.65%	8/17/2017	12/13/2018	(340,950,000) KRW	665,384
SG	KOSPI Corridor Variance Swap (e) ^	16.65%	8/17/2017	12/13/2018	340,950,000 KRW	(560,844)
SG	SPX Variance Swap	16.90%	6/19/2017	6/15/2018	(400,000) USD	1,682,396
SG	SPX Variance Swap	18.30%	7/21/2017	12/20/2019	(600,000) USD	696,461
SG	SPX Variance Swap	21.10%	2/24/2017	12/18/2020	423,600 USD	1,434,722
SG	SX5E Corridor Variance Swap ^	17.30%	6/19/2017	6/15/2018	357,600 EUR	(876,528)
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	1,331,329

TOTAL OF VARIANCE SWAP CONTRACTS						$8,840,131

OPTION AGREEMENT ^

Counterparty	Swap Type & Reference Entity	Volatility or Correlation Strike	Effective Date	Date	Notional	Unrealized Gain / (Loss)
BAML	SPX Forward Skew (f)	102% and 97%	7/19/2017	7/20/2018	120,000,000 USD	390,601

Counterparty abbreviations:

BAML − Bank of America Merrill Lynch	MS − Morgan Stanley
CITI − Citigroup	SG − Societe Generale

Reference entity abbreviations:

EEM − iShares MSCI Emerging Markets Index ETF	KOSPI − KOSPI 200 Index
FXI − iShares FTSE/Xinhua China 25 Index ETF	NKY − Nikkei 225 Index
FTSE 100 − Financial Times Stock Exchange 100 Index	SPX − S&P 500 Index
HSI − Hang Seng Index	SX5E − Euro Stoxx 50 Index
^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs.

(a) Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

(b) Payment from counterparty is based on the volitility of the Nikkei 225 Index until the maturity date while the index price remains above 9,615.

(c)  The Fund makes investments in outperformance variance swap contracts. These investments generate gains or losses based on the volatility spread between two indices. The volatility spread is only accrued on days when the long volatility position has outperformed the short volatility position since the initial trade date. The volatility spread strike is discounted on entry to account for this condition.

(d)  The Fund makes investments in option replication swaps as an alternative method of investing in variance. These investments are based on the values of a replication portfolio of OTC options that is used in place of a vanilla variance swap with strikes set at a certain percentage above and below the current index level. At expiry, if the index trades within the strike range for the entire period, the terminal payoff will be equivalent to a vanilla variance swap. If the index trades outside of the strike range during the holding period, the option replication swap position will generate a payoff that will be higher or lower than a vanilla variance swap based on the realized volatility while in the range and out of the range.

(e) Change in underlying index is only included if prior day closing level is between 188.40 and 386.06.

(f)  Payments to or from the counterparty are based on the volatility of the S&P 500 Index over a series of monthly observation periods from August 18, 2017 to August 17, 2018. Payment from counterparty is received if the S&P 500 Index price increases by more than 2% during each obversation period. The Fund pays the counterparty if the S&P 500 Index price decreases by more than 3% during each obversation period. Aggregate net premium of $2,064,000 paid to the Fund by counterparty over the term of the agreement.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
November 30, 2017 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at November 30, 2017, were $25,770,233, which represented 15.19% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy. The fund makes cross-asset correlation investments, at times utilizing contingent and dual binary options. The Adviser deems these positions to be illiquid and classifies these positions as Level 2 or Level 3 in the fair value hierarchy. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. At November 30, 2017, a change in implied correlation would have no effect on the positions value.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy. The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each corridor variance swap trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility level could change the value of corridor variance swaps by up to 76.29%.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 899.28%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 22.17%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes investments in option replication swaps as an alternative method of investing in variance. These investments are based on the values of a replication portfolio of OTC options that is used in place of a vanilla variance swap with strikes set at a certain percentage above and below the current index level. At expiry, if the index trades within the strike range for the entire period, the terminal payoff will be equivalent to a vanilla variance swap. If the index trades outside of the strike range during the holding period, the option replication swap position will generate a payoff that will be higher or lower than a vanilla variance swap based on the realized volatility while in the range and out of the range. A 1% change in the implied volatility could change the value by up to 22.78%, which depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of November 30, 2017:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$6,962,785	$-	$-	$6,962,785
Exchange Traded Funds	10,736,376	-	-	10,736,376
Options Purchased	-	1,979,360	596,861	2,576,221
Short-Term Investments	54,562,906	-	-	54,562,906
Total Assets	72,262,067	1,979,360	596,861	74,838,288

Liabilities
Securities Sold Short	(3,345,058)	-	-	(3,345,058)
Total	$68,917,009	$1,979,360	$596,861	$71,493,230

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-	$(4,861,085)	$-	$(4,861,085)
Forward Currency Contracts	-	48,416	-	48,416
Credit Default Swaps	-	(634,512)	-	(634,512)
Total Return Swap Contracts	-	(883,455)	-	(883,455)
Correlation Swap Contracts	-	-	20,103,741	20,103,741
Dispersion Swap Contracts	-	-	1,449,712	1,449,712
Variance Swap Contracts	-	11,599,277	(2,759,146)	8,840,131
Option Agreement	-	-	390,601	390,601
Total	$-	$5,268,641	$19,184,908	$24,453,549

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Swap Contracts
Balance at August 31, 2017	$565,236	$18,945,355
Purchased	-	-
Sale Proceeds	-	-
Realized Gain	-	-
Change in unrealized appreciation/depreciation	31,625	239,553
Expirations	-	-
Balance at November 30, 2017	$596,861	$19,184,908

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels for the period ended November 30, 2017.

Because tax adjustments are calculated annually, the above tables do not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual report or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E Kashmerick___________________________________________
Christopher E. Kashmerick, President and Principal Executive Officer

Date  January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date January 26, 2018